Commitments and Contingencies - Additional Information - Legal Proceedings and Claims (Detail) $ / shares in Units, DWT in Thousands			1 Months Ended			2 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Aug. 25, 2016 USD ($)	Feb. 15, 2016 USD ($)	Mar. 31, 2016 USD ($)	Aug. 31, 2014 MaintenanceAndSafety	Apr. 30, 2013 Vessel Contract DWT	Nov. 30, 2013 Vessel	Jun. 30, 2016 USD ($) Vessel Agreement	Jun. 30, 2016 USD ($) Vessel Agreement $ / shares	Dec. 31, 2015 $ / shares	Feb. 29, 2016 USD ($) hull	Dec. 22, 2014 USD ($)	Nov. 30, 2014 USD ($)	Aug. 11, 2014
Teekay LNG [Member] | Ras Gas Two LNG Carriers [Member] | Foreign Tax Authority [Member]
Loss Contingencies [Line Items]
Estimated shares of lease rental increase claim							$ 60,000,000	$ 60,000,000
Teekay LNG [Member] | Teekay Nakilat Corporation [Member]
Loss Contingencies [Line Items]
Share of potential exposure									70.00%
Security deposit against future claims											$ 6,800,000
Units for Maintenance and Safety [Member] | Teekay Offshore [Member]
Loss Contingencies [Line Items]
Number of vessels | Vessel							2
Gain (loss) on sale of assets and asset impairment charges							$ (43,700,000)	(43,700,000)
Loss contingency accrual, period increase (decrease)							$ (14,500,000)
Units for Maintenance and Safety [Member] | Logitel Offshore Holdings [Member]
Loss Contingencies [Line Items]
Number of vessels | Vessel							2
Logitel Offshore Holdings [Member] | Teekay Offshore [Member]
Loss Contingencies [Line Items]
Percentage of ownership acquired				100.00%									100.00%
Number of units for maintenance and safety | MaintenanceAndSafety				3
Sevan Marine ASA [Member] | Logitel Offshore Holdings [Member] | Teekay Offshore [Member]
Loss Contingencies [Line Items]
Number of hulls | hull										2
Senior unsecured bonds issued										$ 60,000,000.0
Sevan and Cosco [Member] | Teekay Offshore [Member]
Loss Contingencies [Line Items]
Loss contingency accrual							$ 58,000,000	58,000,000
STX Offshore And Shipbuilding Co., Ltd [Member] | Teekay Tankers [Member]
Loss Contingencies [Line Items]
Number of shipbuilding contracts | Contract					4
Weight capacity | DWT					113
Settlement in respect to four firm shipbuilding contracts		$ 32,400,000
Vendor Credit Loan [Member] | Sevan Marine ASA [Member] | Logitel Offshore Holdings [Member] | Teekay Offshore [Member]
Loss Contingencies [Line Items]
Senior unsecured bonds issued										41,000,000
Cash Loan [Member] | Sevan Marine ASA [Member] | Logitel Offshore Holdings [Member] | Teekay Offshore [Member]
Loss Contingencies [Line Items]
Senior unsecured bonds issued										$ 19,000,000
Stavanger Spirit [Member] | Teekay Offshore [Member]
Loss Contingencies [Line Items]
Loss contingency, range of possible loss, maximum							170,000,000	170,000,000
Nantong Spirit [Member] | Teekay Offshore [Member]
Loss Contingencies [Line Items]
Loss contingency, range of possible loss, maximum							40,000,000	40,000,000
Loss contingency, range of possible loss, minimum							$ 10,000,000	$ 10,000,000
Class Action Complaint [Member]
Loss Contingencies [Line Items]
Quarterly dividend, per share | $ / shares								$ 0.055	$ 0.55
Petrobras [Member] | Fpso [Member] | Teekay Offshore [Member]
Loss Contingencies [Line Items]
Loss contingency, damages sought, value			$ 7,500,000
Percentage of rate reduction claim			2.00%
return of Two Percentage of charter hire charter hire paid [Member] | Petrobras [Member] | Fpso [Member] | Teekay Offshore [Member]
Loss Contingencies [Line Items]
Loss contingency, damages sought, value			$ 5,000,000
Two Percentage reduction of future charter hire [Member] | Petrobras [Member] | Fpso [Member] | Teekay Offshore [Member]
Loss Contingencies [Line Items]
Loss contingency, damages sought, value			$ 2,500,000
Orders to Construct Newbuildings [Member] | STX Offshore And Shipbuilding Co., Ltd [Member] | Teekay Tankers [Member]
Loss Contingencies [Line Items]
Number of vessels | Vessel					4
Additional Order Option Maximum [Member] | STX Offshore And Shipbuilding Co., Ltd [Member] | Teekay Tankers [Member]
Loss Contingencies [Line Items]
Number of vessels | Vessel					12
Option To Order Exercised [Member] | STX Offshore And Shipbuilding Co., Ltd [Member] | Teekay Tankers [Member]
Loss Contingencies [Line Items]
Number of vessels | Vessel						8
Cash and Cash Equivalents [Member] | STX Offshore And Shipbuilding Co., Ltd [Member] | Teekay Tankers [Member]
Loss Contingencies [Line Items]
Escrow deposit												$ 600,000
Teekay Nakilat Corporation [Member] | Teekay LNG [Member]
Loss Contingencies [Line Items]
Capital leases of lessor, number of vessels leased | Vessel							3	3
Capital leases of lessor, number of lease agreements | Agreement							3	3
Lessor leasing arrangements, capital leases, term of contract								30 years
Subsequent Event [Member] | Threatened Litigation [Member] | Logitel and Teekay Offshore [Member]
Loss Contingencies [Line Items]
Loss contingency, damages sought, value	$ 10,000,000
Subsequent Event [Member] | Threatened Litigation [Member] | Logitel Offshore Holdings [Member]
Loss Contingencies [Line Items]
Loss contingency, damages sought, value	$ 60,000,000